CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (452,685)	$ 263	$ 761,006	$ (1,213,954)
Balance (in shares) at Dec. 31, 2013		2,633,334
Proceeds from sale of membership interest, net	896,510	$ 0	896,510	0
Conversion of loans payable to membership interest	1,527,058	0	1,527,058	0
Net loss	(3,151,381)	0	0	(3,151,381)
Balance at Dec. 31, 2014	(1,180,498)	$ 263	3,184,574	(4,365,335)
Balance (in shares) at Dec. 31, 2014		2,633,334
Reverse Merger with Cullen Agricultural Holding Corp.	1,872,496	$ 152	1,872,344	0
Reverse Merger with Cullen Agricultural Holding Corp. (in shares)		1,518,749
Issuance of common stock to consultants, vendors, and customers	134,270	$ 3	134,267	0
Issuance of common stock to consultants, vendors, and customers (in shares)		28,085
Conversion of loans payable and accrued interest to stockholders' equity	555,910	$ 14	555,896	0
Conversion of loans payable and accrued interest to stockholders' equity (in shares)		138,979
Issuance of common stock, net of costs	568,468	$ 14	568,454	0
Issuance of common stock, net of costs (in shares)		142,636
Issuance of common stock and warrants, net of costs	540,946	$ 17	540,929
Issuance of common stock and warrants, net of costs (in shares)		174,000
Issuance of warrants to lenders	1,725,934	$ 0	1,725,934	0
Stock based compensation	359,303	$ 0	359,303	0
Stock based compensation (in shares)		0
Reclassification of the historical losses of Long Island Brand Beverages LLC to additional paid in capital upon the date of the reverse merger with Cullen Agricultural Holding Corp.	0	$ 0	(5,015,627)	5,015,627
Net loss	(3,180,269)	0	0	(3,180,269)
Balance at Dec. 31, 2015	1,396,560	$ 463	3,926,074	(2,529,977)
Balance (in shares) at Dec. 31, 2015		4,635,783
Issuance of common stock to consultants, vendors, and customers	136,532	$ 3	136,529	0
Issuance of common stock to consultants, vendors, and customers (in shares)		34,133
Issuance of common stock and warrants, net of costs	861,790	$ 23	861,767
Issuance of common stock and warrants, net of costs (in shares)		230,475
Issuance of warrants to placement agent	38,056	$ 0	38,056	0
Issuance of common stock to the Advisory Board and Board of Directors	240,000	$ 7	239,993
Issuance of common stock to the Advisory Board and Board of Directors (in shares)		65,824
Stock based compensation	181,354	$ 1	181,353	0
Stock based compensation (in shares)		7,500
Net loss	(1,417,070)	$ 0	0	(1,417,070)
Balance at Mar. 31, 2016	$ 1,437,222	$ 497	$ 5,383,772	$ (3,947,047)
Balance (in shares) at Mar. 31, 2016		4,973,715